UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 October 29, 2009

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:	$334,037,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      295     4000 SH       SOLE                     4000
ARM Holdings PLC - ADR         COM              042068106      322    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      245     4950 SH       SOLE                     4950
Accenture PLC Cl A             COM              G1151C101     6868   184275 SH       SOLE                   184275
Adobe Systems Inc              COM              00724F101     6885   208371 SH       SOLE                   208371
Aecom Technology Corp          COM              00766t100     5555   204662 SH       SOLE                   204662
Alcoa                          COM              013817101     8062   614503 SH       SOLE                   614503
Amgen Inc.                     COM              031162100     5646    93741 SH       SOLE                    93741
Apple Computer                 COM              037833100     9246    49883 SH       SOLE                    49883
Atheros Communications         COM              04743P108      253     9537 SH       SOLE                     9537
Bank of New York Mellon Corp   COM              064058100      365    12583 SH       SOLE                    12583
Berkshire Hathaway Class B     COM              084670207     8464     2547 SH       SOLE                     2547
Boeing                         COM              097023105      325     6000 SH       SOLE                     6000
Broadcom Corp - Cl A           COM              111320107     3361   109529 SH       SOLE                   109529
Cadence Design Systems Inc     COM              127387108      314    42763 SH       SOLE                    42763
Celgene Corp                   COM              151020104     6717   120162 SH       SOLE                   120162
Cerner Corp                    COM              156782104     9080   121389 SH       SOLE                   121389
Chevron Corp                   COM              166764100     7116   101030 SH       SOLE                   101030
Cisco Systems Inc              COM              17275R102     7038   298978 SH       SOLE                   298978
Citrix Systems Inc             COM              177376100      238     6074 SH       SOLE                     6074
Coca Cola Co.                  COM              191216100      462     8600 SH       SOLE                     8600
ConocoPhillips                 COM              20825C104     8220   182025 SH       SOLE                   182025
Cooper Industries PLC          COM              g24140108     6375   169681 SH       SOLE                   169681
Costco Wholesale               COM              22160K105     2955    52404 SH       SOLE                    52404
Danaher Corp                   COM              235851102      202     3000 SH       SOLE                     3000
Disney                         COM              254687106      248     9024 SH       SOLE                     9024
EMC Corporation                COM              268648102    10384   609415 SH       SOLE                   609415
EQT Corp                       COM              26884L109     7082   166249 SH       SOLE                   166249
Emerson Electric               COM              291011104      337     8400 SH       SOLE                     8400
Exxon Mobil Corp               COM              30231G102      397     5782 SH       SOLE                     5782
GSI Commerce Inc               COM              36238g102      402    20804 SH       SOLE                    20804
General Electric               COM              369604103     6123   372871 SH       SOLE                   372871
Genzyme Corp                   COM              372917104     4410    77741 SH       SOLE                    77741
Goldman Sachs                  COM              38141G104     9649    52339 SH       SOLE                    52339
Google Inc                     COM              38259P508     7591    15310 SH       SOLE                    15310
Gorman-Rupp                    COM              383082104      246     9885 SH       SOLE                     9885
Healthcare Select Sector SPDR  COM              81369y209      310    10798 SH       SOLE                    10798
IShares Russell 1000 Growth    COM              464287614      649    14012 SH       SOLE                    14012
ITT Industries Inc             COM              450911102     6311   121018 SH       SOLE                   121018
Johnson & Johnson              COM              478160104      271     4452 SH       SOLE                     4452
Lowe's Companies               COM              548661107     5716   272969 SH       SOLE                   272969
Merck & Co.                    COM              589331107      206     6500 SH       SOLE                     6500
Metropcs Communications Inc    COM              591708102       94    10091 SH       SOLE                    10091
Microsoft                      COM              594918104     7991   310681 SH       SOLE                   310681
Morgan Stanley                 COM              617446448     6462   209268 SH       SOLE                   209268
National Oilwell Varco Inc     COM              637071101     7057   163627 SH       SOLE                   163627
Neutral Tandem Inc             COM              64128b108      201     8835 SH       SOLE                     8835
News Corporation               COM              65248e104      296    24717 SH       SOLE                    24717
Nike Inc Class B               COM              654106103     3906    60366 SH       SOLE                    60366
PNC Financial Services Group I COM              693475105     7744   159374 SH       SOLE                   159374
Paccar Inc                     COM              693718108      543    14400 SH       SOLE                    14400
Peabody Energy                 COM              704549104     5225   140383 SH       SOLE                   140383
PepsiCo Inc.                   COM              713448108     6918   117934 SH       SOLE                   117934
Philip Morris International In COM              718172109      383     7850 SH       SOLE                     7850
Powershares Wilderhill Clean E COM              73935X500      212    19500 SH       SOLE                    19500
Priceline.com Inc              COM              741503403      226     1360 SH       SOLE                     1360
Procter & Gamble               COM              742718109     6576   113528 SH       SOLE                   113528
Qualcomm Inc                   COM              747525103     8120   180525 SH       SOLE                   180525
S&P 500 Depository Receipt     COM              78462F103     4746    44947 SH       SOLE                    44947
S&P Mid-Cap 400 Depository Rec COM              595635103     1063     8483 SH       SOLE                     8483
S&P Small-Cap 600 iShares Trus COM              464287804      572    10938 SH       SOLE                    10938
Schlumberger Ltd.              COM              806857108     6640   111409 SH       SOLE                   111409
Starbucks Corporation          COM              855244109     4500   217917 SH       SOLE                   217917
Target Corp                    COM              87612E106     6622   141852 SH       SOLE                   141852
Technology Select Sector SPDR  COM              81369y803      304    14571 SH       SOLE                    14571
Vanguard Total Stock Mkt ETF   COM              922908769      929    17342 SH       SOLE                    17342
Varian Medical Sys             COM              92220P105     4666   110762 SH       SOLE                   110762
Visa Inc - Cl A                COM              92826c839     5748    83170 SH       SOLE                    83170
Walgreen Co.                   COM              931422109     6507   173671 SH       SOLE                   173671
YRC Worldwide Inc              COM              984249102       94    21231 SH       SOLE                    21231
iShares Russell 2000 Index Fun COM              464287655      294     4874 SH       SOLE                     4874
iShares Russell 3000 Index Fun COM              464287689      209     3368 SH       SOLE                     3368
America Movil - ADR Series L   INTL EQ          02364w105     7162   163412 SH       SOLE                   163412
Market Vectors Gold Miners ETF INTL EQ          57060u100     6136   135484 SH       SOLE                   135484
Nestle SA ADR                  INTL EQ          641069406     7215   169534 SH       SOLE                   169534
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     6083   150732 SH       SOLE                   150732
Select Emerging Markets ETF- V INTL EQ          922042858    11514   298845 SH       SOLE                   298845
Telefonica SA - Spons ADR      INTL EQ          879382208      332     4000 SH       SOLE                     4000
Teva Pharmaceutical            INTL EQ          881624209     8460   167334 SH       SOLE                   167334
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     1760    40735 SH       SOLE                    40735
iShares China 25 Index Fund    INTL EQ          464287184     6419   156868 SH       SOLE                   156868
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      253     6232 SH       SOLE                     6232
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      301     5496 SH       SOLE                     5496
Nuveen Floating Rate Income Fu BETF             67072T108      124 13100.000SH       SOLE                13100.000
Proshares Ultrashort 20+ Yr Tr BETF             74347R297      392 8914.000 SH       SOLE                 8914.000
iShares Barclays 1-3 Yr Credit BETF             464288646     2389 22894.000SH       SOLE                22894.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      414 4933.000 SH       SOLE                 4933.000
iShares Barclays Aggregate Bon BETF             464287226      742 7068.000 SH       SOLE                 7068.000
iShares Barclays Int Gov-Credi BETF             464288612      848 7970.000 SH       SOLE                 7970.000
iShares Barclays Intermed Cred BETF             464288638     1269 12258.000SH       SOLE                12258.000
iShares iBoxx Inv Grade Corp B BETF             464287242      488 4572.000 SH       SOLE                 4572.000
PowerShares DB Agriculture Fun ETF              73936B408      272    10674 SH       SOLE                    10674
S&P 500 Depository Receipt     ETF              78462F103      661     6264 SH       SOLE                     6264
S&P Mid-Cap 400 Depository Rec ETF              595635103      390     3115 SH       SOLE                     3115
S&P Small-Cap 600 Index iShare ETF              464287804      234     4467 SH       SOLE                     4467
SPDR Gold Trust                ETF              78463V107      394     3987 SH       SOLE                     3987